Cover	12 Months Ended
Dec. 31, 2020
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Intec Parent Inc.
Entity Central Index Key	0001857044
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12 Hartom Street
Entity Address, Address Line Two	Har Hotzvim
Entity Address, City or Town	Jerusalem
Entity Address, Postal Zip Code	9777512
City Area Code	+972-2
Local Phone Number	586-4657
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
MWE Corporate Services, LLC [Member]
Entity Address, Address Line One	1007 N. Orange Street,
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	485-3907